Offerings	Mar. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Monte Rosa Therapeutics, Inc. 2021 Stock Option and Incentive Plan
Amount Registered | shares	3,277,186
Proposed Maximum Offering Price per Unit	16.29
Maximum Aggregate Offering Price	$ 53,385,359.94
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,372.52
Offering Note

(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, $0.0001 par value per share (“Common Stock”), of Monte Rosa Therapeutics, Inc. (the “Registrant”), which become issuable under the Monte Rosa Therapeutics, Inc.’s 2021 Stock Option and Incentive Plan (the “2021 Plan”), the Monte Rosa Therapeutics, Inc.’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) or the Monte Rosa Therapeutics, Inc.’s 2026 Inducement Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (2) Represents an automatic increase of 3,277,186 shares of common stock to the number of shares available for issuance under the 2021 Plan, effective as of January 1, 2026. Shares available for issuance under the 2021 Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on June 25, 2021 (File No. 333-257406), March 29, 2022 (File No. 333-263953), March 16, 2023 (File No. 333-270607), March 14, 2024 (File No. 333-277929), and March 20, 2025 (File No. 333-285940). (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on $16.29, the average of the high and low sale prices of common stock as reported on the Nasdaq Global Select Market on March 13, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Monte Rosa Therapeutics, Inc. 2021 Employee Stock Purchase Plan
Amount Registered | shares	439,849
Proposed Maximum Offering Price per Unit	13.85
Maximum Aggregate Offering Price	$ 6,091,908.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 841.29
Offering Note

(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, $0.0001 par value per share (“Common Stock”), of Monte Rosa Therapeutics, Inc. (the “Registrant”), which become issuable under the Monte Rosa Therapeutics, Inc.’s 2021 Stock Option and Incentive Plan (the “2021 Plan”), the Monte Rosa Therapeutics, Inc.’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) or the Monte Rosa Therapeutics, Inc.’s 2026 Inducement Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (4) Represents an automatic increase of 439,849 shares of common stock to the number of shares available for issuance under the 2021 ESPP, effective as of January 1, 2026. Shares available for issuance under the 2021 ESPP were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on June 25, 2021 (File No. 333-257406), March 29, 2022 (File No. 333-263953), March 16, 2023 (File No. 333-270607), March 14, 2024 (File No. 333-277929), and March 20, 2025 (File No. 333-285940). (5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on 85% of $16.29, the average of the high and low sale prices of common stock as reported on the Nasdaq Global Select Market on March 13, 2026. Pursuant to the 2021 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first trading day of the applicable offering period or on the exercise date of the applicable offering period, whichever is less.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2026 Inducement Plan, Common Stock, $0.0001 par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	16.29
Maximum Aggregate Offering Price	$ 24,435,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,374.47
Offering Note

(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, $0.0001 par value per share (“Common Stock”), of Monte Rosa Therapeutics, Inc. (the “Registrant”), which become issuable under the Monte Rosa Therapeutics, Inc.’s 2021 Stock Option and Incentive Plan (the “2021 Plan”), the Monte Rosa Therapeutics, Inc.’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) or the Monte Rosa Therapeutics, Inc.’s 2026 Inducement Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (6) Represents 1,500,000 shares of common stock reserved for issuance under the Inducement Plan, effective as of March 16, 2026. (7) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on $16.29, the average of the high and low sale prices of common stock as reported on the Nasdaq Global Select Market on March 13, 2026.